UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
2/28/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

	Rating(RAT)	Principal amount	Value

Guam (0.3%)

Territory of GU Rev. Bonds (Section 30), Ser. A,
5 3/4s, 12/1/34	BBB-	$500,000	$509,285

			509,285

Ohio (89.5%)

Akron, G.O. Bonds, AGM, 5s, 12/1/25	AAA	1,005,000	1,090,817
Akron, Wtr. Wks. Rev. Bonds, NATL
6s, 12/1/12	A	875,000	944,974
5 1/4s, 12/1/17	Baa1	1,285,000	1,312,191
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	AAA	1,500,000	1,583,655
5s, 2/15/38	A1	1,500,000	1,528,530
Anthony Wayne Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), AGM, 5 1/2s, 12/1/19	AAA	1,565,000	1,632,295
Barberton, City School Dist. G.O. Bonds (School
Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,507,872
Brookfield, Local School Dist. G.O. Bonds (School Fac.
Impt.), AGM, 5s, 1/15/26	AAA	1,000,000	1,092,980
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6s, 6/1/42	BBB	250,000	199,353
Ser. A-2, 5 3/4s, 6/1/34	BBB	6,000,000	4,902,720
Ser. A-2, 5 3/8s, 6/1/24	BBB	695,000	655,628
Ser. A-3, stepped coupon zero % (6.25%s, 12/1/12),
2037 (STP)	BBB	1,200,000	815,880
Canal Winchester, Local School Dist. G.O. Bonds, NATL,
zero %, 12/1/33	A3	1,180,000	330,671
Cincinnati, City School Dist. COP (School Impt.), AGM,
5s, 12/15/28	AAA	2,500,000	2,622,850
Cleveland, G.O. Bonds, Ser. A
AGO, 5s, 12/1/29	AAA	2,000,000	2,091,300
FGIC, NATL, 4 3/4s, 11/15/26	AA	1,790,000	1,852,775
Cleveland, Arpt. Syst. FRB, Ser. C, AGM, 5s, 1/1/23	AAA	1,500,000	1,556,970
Cleveland, Income Tax Rev. Bonds (Bridges & Roadways),
Ser. B, AGO, 5s, 10/1/29	AAA	1,000,000	1,057,100
Cleveland, Muni. School Dist. G.O. Bonds, AGM, 5s,
12/1/27	AAA	1,375,000	1,431,925
Cleveland, Parking Fac. Rev. Bonds, AGM, 5 1/4s,
9/15/22	AAA	2,400,000	2,549,664
Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL,
zero %, 11/15/25	A	3,000,000	1,392,240
Cleveland, Urban Renewal Increment Rev. Bonds (Rock &
Roll Hall of Fame), 6 3/4s, 3/15/18	B+/P	1,150,000	1,154,129
Columbus, City School Dist. G.O. Bonds, AGM, zero %,
12/1/27	AAA	1,895,000	811,079
Cuyahoga Cmnty., College Dist. Rev. Bonds, Ser. C, 5s,
8/1/25	Aa3	1,500,000	1,631,940
Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 0.14s, 1/1/16	VMIG1	1,370,000	1,370,000
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,300,000	1,462,513
Elyria, OH City School Dist. G.O. Bonds (Classroom
Fac. & School Impt.), SGI, 5s, 12/1/35	A3	500,000	499,960
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A	1,500,000	1,409,970
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/22	A-/P	1,170,000	1,173,650
Franklin Cnty., Rev. Bonds (OCLC Online Computer
Library Ctr.), 5s, 4/15/13	A	2,610,000	2,848,711
Franklin Cnty., Dev. Rev. Bonds (American Chemical
Society), 5.8s, 10/1/14	A+	2,000,000	2,023,400
Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South
Cmnty. Urban), 5 3/4s, 6/1/11 (Prerefunded)	A/P	1,000,000	998,480
Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH
Presbyterian Svcs.), U.S. Govt. Coll., 7 1/8s, 7/1/29
(Prerefunded)	BBB	2,000,000	2,185,100
Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth.
Network), 5 1/2s, 4/1/39	A2	1,000,000	1,001,320
Hamilton Cnty., Rev. Bonds, Ser. B, AMBAC, zero %,
12/1/22	A2	500,000	276,250

Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland
Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	A	1,745,000	1,867,342
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC,
zero %, 12/1/24	A2	3,000,000	1,467,270
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	1,500,000	1,582,365
Hamilton, City School Dist. G.O. Bonds (School Impt.),
AGM, 5s, 12/1/26	AAA	3,000,000	3,220,050
Huran Cnty., Human Svcs. Rev. Bonds, NATL, 6.55s,
12/1/20	A2	1,800,000	2,161,890
Kings, Local School Dist. G.O. Bonds (School Impt.),
NATL, 5s, 12/1/27	AA	750,000	795,893
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	1,115,000	1,113,372
Lakewood, City School Dist. G.O. Bonds
FGIC, NATL, zero %, 12/1/17	Aa3	1,190,000	907,518
AGM, zero %, 12/1/16	AAA	1,250,000	1,020,525
Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10	Aa1	1,000,000	1,045,450
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds
(Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	BBB	1,095,000	1,099,468
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H,
AGO, 5s, 2/1/29	AAA	2,000,000	2,006,520
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/17	A3	1,250,000	1,323,013
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s,
11/1/17	A	2,535,000	2,634,955
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. D, 6 1/4s, 10/1/33	Aa2	1,000,000	1,089,920
Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. B,
0.18s, 11/15/24	VMIG1	300,000	300,000
Mount Healthy, City School Dist. G.O. Bonds (School
Impt.), AGM, 5 1/4s, 12/1/22	Aa3	1,105,000	1,243,236
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	555,000	562,198
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s,
3/1/15	Aaa	420,000	418,685
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	AAA/P	15,000	9,222
OH State Rev. Bonds
Ser. A, 5s, 10/1/22	AA-	3,090,000	3,336,829
(Revitalization), Ser. A, AMBAC, 5s, 4/1/19	AA-	1,750,000	1,893,535
OH State Air Quality Dev. Auth. FRB (Columbus Southern
Pwr. Co.), Ser. B, 5.8s, 12/1/38	A3	500,000	530,000
OH State Air Quality Dev. Auth. Mandatory Put Bonds
(OH Pwr.), 7 1/8s, 6/1/10	Baa1	500,000	506,965
OH State Air Quality Dev. Auth. Rev. Bonds (Valley
Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	500,000	520,170
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	754,830
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 5.05s, 7/1/16	A1	2,000,000	2,264,180
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,211,300
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,174,130
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,040,730
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,604,175
OH State Higher Edl. Fac. VRDN (Case Western Reserve),
Ser. B-2, 0.16s, 12/1/44	VMIG1	1,300,000	1,300,000
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5s, 7/1/44	A1	2,000,000	1,980,420
(Xavier U.), 5s, 5/1/40	A3	750,000	741,878
OH State Higher Edl. Fac. Commn. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	2,000,000	2,130,740
(John Carroll U.), 5 1/2s, 11/15/18	A2	335,000	359,368
(John Carroll U.), 5 1/2s, 11/15/17	A2	420,000	450,248
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,030,640
(Northern U.), 4 3/4s, 5/1/19	A3	2,500,000	2,504,100
OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.)
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s,
9/1/33	Aaa	1,660,000	1,732,841
Ser. L, GNMA Coll., FNMA Coll., 4 3/4s, 3/1/37	Aaa	1,150,000	1,058,023
OH State Poll. Control Rev. Bonds (Standard Oil Co.),
6 3/4s, 12/1/15	Aa1	3,350,000	4,143,682
OH State U. Rev. Bonds, Ser. A
5 1/8s, 12/1/31	Aa2	1,000,000	1,032,850
5s, 12/1/27	Aa2	1,000,000	1,080,010
OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds
(Wtr. Quality)
Ser. A, 5s, 6/1/30	Aaa	1,000,000	1,077,470
Ser. B, zero %, 12/1/14	Aaa	1,000,000	898,440
OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory
Put Bonds (First Energy Generation), Ser. C, 7 1/4s,
11/1/12	Baa2	500,000	556,785
OH U. Gen. Recipients Athens Rev. Bonds, NATL, 5s,
12/1/25	A1	2,265,000	2,324,887
Powell, G.O. Bonds, FGIC, NATL, 5 1/2s, 12/1/25	AA+	1,500,000	1,554,285
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,194,098
River Valley, Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa3	300,000	361,329
Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	2,250,000	2,278,823
South Western City, School Dist. G.O. Bonds (Franklin
& Pickway Cnty.), AGM, 4 3/4s, 12/1/23	AAA	2,000,000	2,134,060
Summit Cnty., G.O. Bonds, Ser. R, FGIC, NATL, 5 1/2s,
12/1/18	Aa2	500,000	586,255
Sylvania, City School Dist. G.O. Bonds (School Impt.),
AGO, 5s, 12/1/27	AAA	1,500,000	1,579,935
Tallmadge, City School Dist. G.O. Bonds (School Fac.),
AGM, 5s, 12/1/26	AAA	1,410,000	1,495,192
Toledo, G.O. Bonds (Macys), Ser. A, NATL, 6.35s,
12/1/25	A	1,500,000	1,500,435
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s,

11/15/12	A/P	1,855,000	2,093,757
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	A/P	750,000	789,743
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	1,900,000	2,130,280
Twin Valley, Cmnty. Local School Dist. Rev. Bonds,
FGIC, NATL, 7.05s, 12/1/11	A	545,000	575,215
U. of Cincinnati COP (Jefferson Ave. Residence Hall),
NATL, 5 1/8s, 6/1/28	A	1,000,000	1,003,000
Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aa1	1,320,000	1,432,715
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s,
12/1/14	A/P	2,270,000	2,488,919
Youngstown State U. Rev. Bonds, AGO, 5 1/4s, 12/15/29	AAA	500,000	532,070
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S.
Govt. Coll.
7 3/8s, 10/1/21 (Prerefunded)	AAA/P	220,000	288,677
7 3/8s, 10/1/20 (Prerefunded)	AAA/P	205,000	268,995
7 3/8s, 10/1/19 (Prerefunded)	AAA/P	185,000	242,751
7 3/8s, 10/1/18 (Prerefunded)	AAA/P	180,000	236,191
7 3/8s, 10/1/17 (Prerefunded)	AAA/P	160,000	209,947
7 3/8s, 10/1/16 (Prerefunded)	AAA/P	155,000	203,386

			142,287,068

Puerto Rico (8.0%)

Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	520,000	519,615
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	Baa3	1,000,000	1,016,600
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	1,000,000	1,024,900
6s, 7/1/38	Baa3	3,350,000	3,435,660
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	45,000	45,090
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	BBB	1,750,000	1,814,243
Ser. W, 5 1/2s, 7/1/15	BBB+	1,000,000	1,075,250
Ser. G, 5s, 7/1/33	BBB	100,000	92,969
Ser. G, 5s, 7/1/33 (Prerefunded)	Aaa	195,000	221,563
Ser. K, 5s, 7/1/13	BBB	500,000	527,365
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,009,840
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	1,000,000	1,047,470
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	A	500,000	513,790
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, NATL, zero %, 8/1/43	Aa3	3,000,000	386,310

			12,730,665

Virgin Islands (0.8%)

Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/21	Baa3	675,000	644,288
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	302,808
Ser. A-1, 5s, 10/1/39	Baa2	375,000	344,583

			1,291,679

TOTAL INVESTMENTS
Total investments (cost $149,974,573) (b)			$156,818,697

NOTES

(a) Percentages indicated are based on net assets of $159,017,760.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2010 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2010 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $149,974,573, resulting in gross unrealized appreciation and depreciation of $8,365,130 and $1,521,006, respectively, or net unrealized appreciation of $6,844,124.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at February 28, 2010.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2010 (as a percentage of net assets):

Local Government	28.1%
Education	15.6
Utilities	12.5

The fund had the following insurance concentrations greater than 10% at February 28, 2010 (as a percentage of net assets):

AGM	14.0%
NATL	13.6

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$ -	$ 156,818,697	$ -

Totals by level	$--	$156,818,697	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2010